10. Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

The Company conducts transactions with its directors and executive officers, including companies in which they have beneficial interests, in the normal course of business. It is the policy of the Company that loan transactions with directors and officers are made on substantially the same terms as those prevailing at the time made for comparable loans to other persons. The following is a summary of activity for related party loans for 2019 and 2018:

(Dollars in thousands)

	2019	2018
Beginning balance	$3,192	3,679
New loans	5,716	8,030
Repayments	(5,436)	(8,517)
Ending balance	$3,472	3,192

At December 31, 2019 and 2018, the Company had deposit relationships with related parties of approximately $30.4 million and $31.6 million, respectively.

A director of the Company has a membership interest in a company that leases two branch facilities to the Bank. The Bank’s lease payments for these facilities totaled $231,000 and $230,000 during 2019 and 2018, respectively.